Annual Fund Operating Expenses - ProShares High Yield-Interest Rate Hedged - None	Sep. 28, 2020
Operating Expenses:
Management Fees	0.50%
Other Expenses	0.01%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	0.51%